PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	€ 22,952	€ 22,655
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,864	14,147
Property, manufacturing facility and equipment, net	8,088	8,508
Land and Building [Member]
Property, Plant and Equipment, Gross	2,660	2,643
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,520	1,480
Property, manufacturing facility and equipment, net	1,140	1,163
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	15,543	15,464
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	10,871	10,392
Property, manufacturing facility and equipment, net	4,672	5,072
Industrial Equipment [Member]
Property, Plant and Equipment, Gross	1,766	1,740
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,192	1,134
Property, manufacturing facility and equipment, net	574	606
Other Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	877	829
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	543	513
Property, manufacturing facility and equipment, net	334	316
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	1,313	1,126
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	464	379
Property, manufacturing facility and equipment, net	849	747
Internally Developed Software [Member]
Property, Plant and Equipment, Gross	749	708
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	274	249
Property, manufacturing facility and equipment, net	475	459
Construction In Progress [Member]
Property, Plant and Equipment, Gross	44	145
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, manufacturing facility and equipment, net	€ 44	€ 145